UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22260

RMR REAL ESTATE INCOME FUND
(Exact name of registrant as specified in charter)

Two Newton Place, 255 Washington Street, Suite 300 Newton, Massachusetts		02458
(Address of principal executive offices)		(Zip code)

Adam D. Portnoy, President RMR Real Estate Income Fund Two Newton Place, 255 Washington Street, Suite 300 Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Jennifer La Belle

State Street Bank and Trust Company

4 Copley Place, 5th Floor

Boston, Massachusetts 02116

Julie A. Tedesco, Esq.

State Street Bank and Trust Company

4 Copley Place, 5th Floor

Boston, Massachusetts 02116

Registrant’s telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

RMR REAL ESTATE INCOME FUND

Portfolio of Investments  —  March 31, 2012 (unaudited)

Company	Shares	Value
COMMON STOCKS — 67.9%
REAL ESTATE INVESTMENT TRUSTS — 62.8%
APARTMENTS — 12.2%
American Campus Communities, Inc.	16,000	$715,520
Apartment Investment & Management Co.	28,745	759,155
Associated Estates Realty Corp.	164,778	2,692,473
AvalonBay Communities, Inc.	20,575	2,908,276
BRE Properties, Inc.	24,800	1,253,640
Colonial Properties Trust	47,800	1,038,694
Education Realty Trust, Inc.	6,737	73,029
Equity Residential	69,000	4,320,780
Essex Property Trust, Inc.	8,500	1,287,835
Home Properties, Inc.	8,000	488,080
Mid-America Apartment Communities, Inc.	20,100	1,347,303
Post Properties, Inc.	14,600	684,156
UDR, Inc.	29,000	774,590
		18,343,531
DIVERSIFIED — 7.1%
CapLease, Inc.	60,800	245,024
Cousins Properties, Inc.	46,833	354,994
Digital Realty Trust, Inc.	19,100	1,412,827
DuPont Fabros Technology, Inc.	16,000	391,200
Entertainment Properties Trust	53,650	2,488,287
Lexington Realty Trust	164,058	1,474,881
One Liberty Properties, Inc.	10,300	188,490
Vornado Realty Trust	39,335	3,312,007
Washington Real Estate Investment Trust	27,500	816,750
		10,684,460
FREE STANDING — 2.8%
Getty Realty Corp. (a)	22,000	342,760
National Retail Properties, Inc.	134,400	3,654,336
Realty Income Corp.	4,300	166,539
		4,163,635
HEALTH CARE — 10.4%
Cogdell Spencer, Inc.	31,655	134,217
HCP, Inc.	96,530	3,809,074
Health Care REIT, Inc.	24,200	1,330,032
Healthcare Realty Trust, Inc.	13,000	286,000
LTC Properties, Inc.	42,200	1,350,400
Medical Properties Trust, Inc.	269,320	2,499,289
National Health Investors, Inc.	17,928	874,528
OMEGA Healthcare Investors, Inc.	2,200	46,772
Sabra Health Care REIT, Inc.	22,100	363,324
Ventas, Inc.	86,397	4,933,269
		15,626,905
INDUSTRIAL — 1.9%
DCT Industrial Trust, Inc.	99,800	588,820
EastGroup Properties, Inc.	13,300	667,926
First Potomac Realty Trust	5,000	60,450
ProLogis, Inc.	43,088	1,552,030
		2,869,226
LODGING/RESORTS — 3.4%
Ashford Hospitality Trust, Inc.	30,000	270,300
Chatham Lodging Trust	17,049	216,352
Chesapeake Lodging Trust	11,200	201,264
DiamondRock Hospitality Co.	55,603	572,155
FelCor Lodging Trust, Inc. (a)	10,000	36,000
Hersha Hospitality Trust	280,583	1,531,983
Host Hotels & Resorts, Inc.	24,000	394,080
LaSalle Hotel Properties	10,000	281,400
Pebblebrook Hotel Trust	23,100	521,598
RLJ Lodging Trust	29,400	547,722
Strategic Hotels & Resorts, Inc.	30,000	197,400
Summit Hotel Properties, Inc.	1,600	12,128
Sunstone Hotel Investors, Inc. (a)	15,000	146,100
Supertel Hospitality, Inc. (a)	84,642	88,874
		5,017,356
MANUFACTURED HOME — 1.2%
Sun Communities, Inc.	39,726	1,721,328

MIXED OFFICE/INDUSTRIAL — 1.5%
Duke Realty Corp.	46,100	661,074
Gladstone Commercial Corp.	5,681	97,770
Liberty Property Trust	41,737	1,490,846
		2,249,690
MORTGAGE — 0.4%
Annaly Capital Management, Inc.	15,000	237,300
MFA Financial, Inc.	55,148	411,955
		649,255
OFFICE — 7.6%
Alexandria Real Estate Equities, Inc.	25,000	1,828,250
BioMed Realty Trust, Inc.	28,000	531,440
Boston Properties, Inc.	10,500	1,102,395
Brandywine Realty Trust	145,300	1,668,044
Corporate Office Properties Trust	28,700	666,127
Douglas Emmett, Inc.	13,200	301,092
Franklin Street Properties Corp.	25,000	265,000
Highwoods Properties, Inc.	51,900	1,729,308
Hudson Pacific Properties, Inc.	12,900	195,177
Kilroy Realty Corp.	7,600	354,236
Mack-Cali Realty Corp.	48,030	1,384,225
MPG Office Trust, Inc. (a)	24,000	56,160
Parkway Properties, Inc.	12,500	131,000
SL Green Realty Corp.	14,900	1,155,495
		11,367,949
REGIONAL MALLS — 5.9%
CBL & Associates Properties, Inc.	44,000	832,480

See notes to portfolio of investments.

Company	Shares	Value
COMMON STOCKS — CONTINUED
REAL ESTATE INVESTMENT TRUSTS — CONTINUED
Glimcher Realty Trust	121,700	$1,243,774
Pennsylvania Real Estate Investment Trust	62,118	948,542
Simon Property Group, Inc.	28,279	4,119,685
The Macerich Co.	28,470	1,644,142
		8,788,623
SHOPPING CENTERS — 6.4%
Cedar Realty Trust, Inc.	95,810	490,547
DDR Corp.	47,000	686,200
Equity One, Inc.	31,500	636,930
Excel Trust, Inc.	72,468	875,414
Inland Real Estate Corp.	56,300	499,381
Kimco Realty Corp.	70,000	1,348,200
Kite Realty Group Trust	119,590	630,239
Ramco-Gershenson Properties Trust	97,128	1,186,904
Regency Centers Corp.	15,100	671,648
Tanger Factory Outlet Centers, Inc.	10,800	321,084
Urstadt Biddle Properties	29,800	588,252
Weingarten Realty Investors	62,600	1,654,518
		9,589,317
STORAGE — 2.0%
CubeSmart	25,000	297,500
Public Storage, Inc.	17,900	2,473,243
Sovran Self Storage, Inc.	5,000	249,150
		3,019,893
Total Real Estate Investment Trusts (Cost $80,988,144)		94,091,168

OTHER — 5.1%
Beazer Homes USA, Inc. (a)	35,000	113,750
Brookfield Office Properties, Inc.	22,000	383,900
Carador PLC	5,496,600	5,008,777
CBRE Group, Inc. (b)	11,900	237,524
D.R. Horton, Inc.	47,000	712,990
Hyatt Hotels Corp. (b)	7,500	320,400
Marriott International, Inc.	5,000	189,250
Standard Pacific Corp. (a)	60,000	267,600
Starwood Hotels & Resorts Worldwide, Inc.	7,000	394,870
The St. Joe Co. (a)	5,000	95,050
Total Other (Cost $9,788,363)		7,724,111
Total Common Stocks (Cost $90,776,507)		101,815,279

PREFERRED STOCKS — 47.5%
REAL ESTATE INVESTMENT TRUSTS — 47.5%
APARTMENTS — 1.0%
Apartment Investment & Management Co., Series U	20,000	502,000
Apartment Investment & Management Co., Series V	8,325	211,122
Apartment Investment & Management Co., Series Y	11,900	300,832
Apartment Investment & Management Co., Series Z	15,000	372,000
		1,385,954
DIVERSIFIED — 6.1%
Cousins Properties, Inc., Series A	19,900	497,898
Cousins Properties, Inc., Series B	10,800	269,730
Digital Realty Trust, Inc., Series F	20,000	495,600
DuPont Fabros Technology, Inc., Series A	10,000	258,800
DuPont Fabros Technology, Inc., Series B	12,100	307,945
Entertainment Properties Trust, Series D	111,800	2,791,646
LBA Realty LLC, Series B	79,962	1,599,240
Lexington Realty Trust, Series B	27,750	699,300
Lexington Realty Trust, Series D	79,494	1,951,578
Vornado Realty Trust, Series E	4,053	102,824
Vornado Realty Trust, Series F	5,700	143,640
		9,118,201
HEALTH CARE — 0.2%
Health Care REIT, Inc., Series F	8,775	219,375

INDUSTRIAL — 1.9%
First Industrial Realty Trust, Series J	29,163	691,163
First Potomac Realty Trust, Series A	80,000	2,000,800
ProLogis, Inc., Series S	6,800	170,884
		2,862,847
LODGING/RESORTS — 21.1%
Ashford Hospitality Trust, Series A	98,312	2,395,863
Ashford Hospitality Trust, Series D	84,575	2,050,944
Ashford Hospitality Trust, Series E	45,000	1,143,000
Eagle Hospitality Properties Trust, Inc., Series A (a)	165,000	519,750
FelCor Lodging Trust, Inc., Series A (c)	73,000	1,890,700
FelCor Lodging Trust, Inc., Series C	111,539	2,833,091
Grace Acquisition I, Inc., Series B (a) (d)	133,800	501,750
Grace Acquisition I, Inc., Series C (a) (d)	18,900	70,875
Hersha Hospitality Trust, Series A	135,796	3,483,167
Hersha Hospitality Trust, Series B	74,498	1,842,336
LaSalle Hotel Properties, Series D	125,723	3,143,075
LaSalle Hotel Properties, Series E	51,300	1,293,273

See notes to portfolio of investments.

Company	Shares	Value
PREFERRED STOCKS — CONTINUED
REAL ESTATE INVESTMENT TRUSTS — CONTINUED
LaSalle Hotel Properties, Series G	10,120	$252,494
Pebblebrook Hotel Trust, Series A	14,500	375,550
Pebblebrook Hotel Trust, Series B	23,500	586,560
Strategic Hotels & Resorts, Inc., Series A (a)	12,900	399,771
Strategic Hotels & Resorts, Inc., Series B (a)	77,100	2,339,214
Summit Hotel Properties, Inc., Series A	10,000	259,700
Sunstone Hotel Investors, Inc., Series A	145,000	3,559,750
Sunstone Hotel Investors, Inc., Series D	108,739	2,681,504
		31,622,367
MIXED OFFICE/INDUSTRIAL — 0.5%
Duke Realty Corp., Series J	10,000	250,300
Duke Realty Corp., Series O	20,100	522,801
		773,101
MORTGAGE — 0.3%
MFA Financial, Inc., Series A	10,000	256,900
RAIT Financial Trust, Series C	9,200	220,248
		477,148
OFFICE — 4.7%
Alexandria Real Estate Equities, Inc., Series C	46,251	1,154,887
Alexandria Real Estate Equities, Inc., Series E	20,000	487,400
BioMed Realty Trust, Inc., Series A	18,350	461,503
Hudson Pacific Properties, Inc., Series B	20,000	528,100
Kilroy Realty Corp., Series E	20,500	518,958
Kilroy Realty Corp., Series F	30,000	758,700
Kilroy Realty Corp., Series G	65,000	1,637,350
Parkway Properties, Inc., Series D	22,100	554,157
SL Green Realty Corp., Series D	38,500	977,130
		7,078,185
REGIONAL MALLS — 3.7%
CBL & Associates Properties, Inc., Series D	58,261	1,456,525
Glimcher Realty Trust, Series F	56,300	1,411,441
Glimcher Realty Trust, Series G	107,400	2,654,928
		5,522,894
SHOPPING CENTERS — 8.0%
Cedar Realty Trust, Inc., Series A	129,649	3,252,893
DDR Corp., Series H	59,872	1,501,291
DDR Corp., Series I	10,000	250,300
Excel Trust, Inc.	65,000	1,637,350
Inland Real Estate Corp., Series A	100,000	2,559,000
Kimco Realty Corp., Series I	20,000	499,200
Kite Realty Group Trust, Series A	77,000	1,933,470
Weingarten Realty Investors, Series F	15,369	384,686
		12,018,190
STORAGE — 0.0%
CubeSmart, Series A	1,400	35,546
Total Real Estate Investment Trusts (Cost $69,164,544)		71,113,808
Total Preferred Stocks (Cost $69,164,544)		71,113,808

INVESTMENT COMPANIES — 1.0%
Blackrock Credit Allocation Income Trust	19,336	252,721
Cohen & Steers Infrastructure Fund, Inc.	17,911	315,234
Cohen & Steers Quality Income Realty Fund, Inc.	60,297	592,116
Eaton Vance Enhanced Equity Income Fund II	24,100	262,208
Nuveen Real Estate Income Fund	3,700	41,773
Total Investment Companies (Cost $1,852,766)		1,464,052

SHORT-TERM INVESTMENTS — 0.9%
MONEY MARKET FUNDS — 0.9%
Dreyfus Cash Management Fund, Institutional Shares, 0.12% (e) (Cost $1,419,420)	1,419,420	1,419,420
Total Investments — 117.3% (Cost $163,213,237)		175,812,559

Other assets less liabilities — 0.5%		773,189

Revolving credit facility — (6.7)%		(10,000,000)

Preferred Shares, at liquidation preference — (11.1)%		(16,675,000)
Net Assets applicable to common shareholders — 100%		$149,910,748

Notes to Portfolio of Investments

(a)	As of March 31, 2012, this security had discontinued paying distributions.

(b)	Non-dividend paying security.

(c)	Convertible into common stock.

(d)

As of March 31, 2012, the Fund held $572,625 of securities fair valued in accordance with policies adopted by the board of trustees, which represents 0.3% of the Fund’s total investments. See Note A(2) in the notes to portfolio of investments.

(e)	Rate reflects 7 day yield as of March 31, 2012.

Notes to Portfolio of Investments - continued

March 31, 2012 (unaudited)

Note A

(1) Portfolio Valuation

Investment securities of RMR Real Estate Income Fund, or the Fund, or RIF, are valued at the latest sales price whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day. Securities traded primarily on the NASDAQ Stock Market, or NASDAQ, are normally valued by RIF at the NASDAQ Official Closing Price, or NOCP, provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer to the most recently reported price as of 4:00:02 p.m. Some fixed income securities may be valued using values provided by a pricing service.

To the extent the Fund holds foreign securities in its portfolio, those are valued at the latest sales price reflected on the consolidated tape of the exchange that reflects the principal market for such securities whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day. Some foreign markets close before the close of customary trading sessions on the NYSE (usually 4:00 p.m. eastern time). Often, events occur after the principal foreign exchange on which foreign securities trade has closed, but before the NYSE closes, that the Fund determines could affect the value of the foreign securities the Fund owns or cause their earlier trading prices to be unreliable as a basis for determining value.  If these events are expected to materially affect the Fund’s net asset value, or NAV, the prices of such securities are adjusted to reflect their estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Fund’s board of trustees.

Any of the Fund’s securities which are not readily marketable, which are not traded or which have other characteristics of illiquidity are valued by the Fund at fair value as determined in good faith under the supervision of the Fund’s board of trustees. Numerous factors may be considered when determining fair value of a security, including cost at date of purchase, type of security, the nature and duration of restrictions on disposition of the security and whether the issuer of the security being fair valued has other securities of the same type outstanding. See Note A (2) for a further description of fair value measurements.  Short term debt securities with less than 60 days until maturity may be valued at amortized cost plus interest accrued, which approximates fair value.

(2) Fair Value Measurements

The Fund reports the value of its securities at their fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. When valuing portfolio securities, the Fund uses observable market data when possible and otherwise uses other significant observable or unobservable inputs for fair value measurements. Inputs refer broadly to the assumptions the Fund believes that market participants would use in valuing the asset or liability, including assumptions about risk; for example, the risk inherent in using a particular valuation technique to measure fair value and the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in valuing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. The three tier hierarchy of inputs used to value securities reported in these financial statements is summarized below:

•      Level 1 — quoted prices in active markets for identical investments.

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.).

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Notes to Portfolio of Investments - continued

March 31, 2012 (unaudited)

The following is a summary of the inputs used in valuing RIF’s investments as of March 31, 2012:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate Investment Trusts
Apartments	$18,343,531	$—	$—	$18,343,531
Diversified	10,684,460	—	—	10,684,460
Free Standing	4,163,635	—	—	4,163,635
Health Care	15,626,905	—	—	15,626,905
Industrial	2,869,226	—	—	2,869,226
Lodging/Resorts	5,017,356	—	—	5,017,356
Manufactured Home	1,721,328	—	—	1,721,328
Mixed Office/Industrial	2,249,690	—	—	2,249,690
Mortgage	649,255	—	—	649,255
Office	11,367,949	—	—	11,367,949
Regional Malls	8,788,623	—	—	8,788,623
Shopping Centers	9,589,317	—	—	9,589,317
Storage	3,019,893	—	—	3,019,893
Total Real Estate Investment Trusts	94,091,168	—	—	94,091,168
Other	7,724,111	—	—	7,724,111
Total Common Stocks	101,815,279	—	—	101,815,279
Preferred Stocks
Real Estate Investment Trusts
Apartments	1,385,954	—	—	1,385,954
Diversified	9,118,201	—	—	9,118,201
Health Care	219,375	—	—	219,375
Industrial	2,862,847	—	—	2,862,847
Lodging/Resorts	31,049,742	572,625	—	31,622,367
Mixed Office/Industrial	773,101	—	—	773,101
Mortgage	477,148	—	—	477,148
Office	7,078,185	—	—	7,078,185
Regional Malls	5,522,894	—	—	5,522,894
Shopping Centers	12,018,190	—	—	12,018,190
Storage	35,546	—	—	35,546
Total Real Estate Investment Trusts	70,541,183	572,625	—	71,113,808
Total Preferred Stocks	70,541,183	572,625	—	71,113,808
Investment Companies	1,464,052	—	—	1,464,052
Short-Term Investments
Money Market Funds	1,419,420	—	—	1,419,420
Total Investments	$175,239,934	$572,625	$—	$175,812,559

RIF utilized broker quotes, issuer company financial information and other market indicators to value the securities whose prices were not readily available.  The types of inputs used to value a security may change as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. RIF recognizes transfers between the levels as of the end of the period. As of March 31, 2012, securities previously fair valued using Level 2 inputs were instead valued using Level 1 inputs as quoted market prices were available as of March 31, 2012; those securities had a total value of approximately $519,750.  Additionally, securities with a total value of approximately $572,625 were transferred from Level 1 to Level 2 due to lack of quoted market prices on March 31, 2012.

There were no investments in securities characterized as Level 3 on December 31, 2011 or March 31, 2012 for RIF.  During the period ended March 31, 2012, there were no transfers of investments for which RIF began or discontinued using Level 3 inputs to measure value.

Notes to Portfolio of Investments - continued

March 31, 2012 (unaudited)

(3) Tax Information

Although subject to adjustments, the Fund’s investments for federal income tax purposes as of March 31, 2012, were as follows:

Cost	$166,086,708
Gross unrealized appreciation	$22,240,633
Gross unrealized depreciation	(12,514,782)
Net unrealized appreciation	$9,725,851

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR REAL ESTATE INCOME FUND

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	May 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	May 24, 2012

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	May 24, 2012